CHASE HOME LENDING MORTGAGE TRUST 2026-AGY3 ABS-15G

Exhibit 99.1 - Schedule 4

Data Compare Summary (Total)
Run Date - 10/12/2026 12:30:23 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Amortization Term	0	4	0.00%	4
Amortization Type	0	4	0.00%	4
Appraisal Effective Date	0	3	0.00%	4
Appraised Value	0	4	0.00%	4
Balloon Flag	0	4	0.00%	4
Borrower Qualifying FICO	0	4	0.00%	4
City	0	4	0.00%	4
Coborrower Qualifying FICO	0	3	0.00%	4
Contract Sales Price	0	4	0.00%	4
Initial Rate Lock Date	0	4	0.00%	4
Interest Only	0	4	0.00%	4
Investor: Qualifying Total Debt Ratio	0	4	0.00%	4
Lien Position	0	4	0.00%	4
Note Date	0	4	0.00%	4
Occupancy	0	4	0.00%	4
Original CLTV	0	4	0.00%	4
Original Interest Rate	0	4	0.00%	4
Original Loan Amount	0	4	0.00%	4
Original LTV	0	4	0.00%	4
Origination Channel	0	4	0.00%	4
Property Type	0	4	0.00%	4
Purpose	0	4	0.00%	4
Representative FICO	0	4	0.00%	4
State	0	4	0.00%	4
Zip	0	4	0.00%	4
Total	0	98	0.00%	4